INSTITUTIONAL SHARES | CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
FUND INVESTMENT OBJECTIVE
The Cornerstone Advisors Global Public Equity Fund (the "Global Public Equity Fund" or "Fund") seeks capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL SHARES CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
Management Fees	[1]	0.70%
Shareholder Servicing Fees		0.05%
Other Operating Expenses	[2]	0.18%
Other Expenses		0.23%
Acquired Fund Fees and Expenses	[3]	0.06%
Total Annual Fund Operating Expenses	[4]	0.99%
[1]	The fee shown is the total management fee actually paid by the Fund to the Adviser and the sub-advisers during the prior fiscal year based on the allocation of Fund assets among the sub-advisers during such time. Each sub-adviser receives a fee from the Fund based on the portion of the Fund's assets allocated to such sub-adviser. Asset allocations and fees payable to the sub-advisers may vary and, consequently, the total management fee actually payable by the Fund will fluctuate and may be higher or lower than that shown above. However, the total annual management fee payable by the Fund to the Adviser and the sub-advisers is subject to a maximum annual management fee of 1.25% (referred to as a Fund's "Fee Ceiling").
[2]	Remaining Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[4]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
INSTITUTIONAL SHARES CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND	101	315

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period from August 30, 2012 to October 31, 2012, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by allocating its assets among one or more investment strategies directly through the use of one or more sub-advisers and/or indirectly through investments in affiliated and unaffiliated open-end funds, closed-end funds, unregistered funds (including hedge funds) and exchange-traded funds ("Underlying Funds"). The Fund will invest in Underlying Funds and/or use one or more sub-advisers to invest its assets in global, publicly-traded equity securities as part of one of the following primary investment strategies: (i) Structured Global Strategy, (ii) Global Opportunistic Strategy and (iii) Style Specialist Strategy. The Structured Global Strategy is a broadly-diversified equity investment process designed to efficiently capture the long-term returns of global equity markets -developed and emerging. The Global Opportunistic Investment Strategy, which may use "value" and "growth" styles of investing, seeks to be opportunistic in pursuing companies that meet its investment criteria regardless of geographic location and, therefore, at certain times, the Strategy could have a sizable position in either developed countries or emerging markets. In the Style Specialist Strategy, an Underlying Fund or one or more sub-advisers use value and growth styles of investing to select securities in specific parts of the global, publicly-traded equity market, such as emerging markets, U.S. small-, mid-, or micro-cap companies, or non-U.S. small-, mid- or micro-cap companies. The Fund may, from time to time, pursue its investment objective by investing substantially all of its assets in Underlying Funds, typically known as a "fund of funds" strategy.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in publicly traded equity investments, derivatives with economic characteristics similar to publicly traded equity investments, and/or shares of Underlying Funds that primarily invest in publicly traded equity investments (the "80% Investment Policy"). The 80% Investment Policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund may invest in securities of companies of any market capitalization and expects, under normal market conditions, to invest at least 40% of its assets in non-U.S. companies. The Adviser will consider a company a "non-US" company if (i) 50% of the company's assets are located outside of the United States; (ii) 50% of the company's revenues are generated outside of the United States; or (iii) the company is domiciled outside of the United States. From time to time, the Fund may also focus its investments in a particular geographic region, such as Europe, Asia and North America.

The Fund uses a multi-manager and/or multi-fund approach, relying on one or more sub-advisers and/or Underlying Funds with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of Cornerstone Advisors, Inc. (the "Adviser"). The Fund allocates its assets among strategies and sub-advisers and/or Underlying Funds according to an allocation schedule, determined by the Adviser. The Adviser expects to rebalance allocation weightings for each strategy, sub-adviser or Underlying Fund on an annual basis, but may do so more frequently based on market conditions, the performance of a strategy, sub-adviser or Underlying Fund, or other factors. The Adviser may change an allocation schedule based on, among other factors, the Adviser's analysis of the Fund's investment strategies, the potential for each strategy to perform independently of the other, historical performance, and market conditions.

Subject to the 80% Investment Policy, the Fund's assets may be invested in a range of asset classes, securities and other investments to implement the three primary investment strategies. The Fund may invest in equity securities of all types and capitalization ranges, principally U.S., foreign and emerging markets common stocks, preferred stocks, convertible securities and warrants. The Fund may invest directly in foreign and emerging markets equity securities or through depositary receipts. In addition, the Fund may also invest in exchange-traded funds. The Fund may invest in derivative instruments, principally options, futures contracts, options on futures contracts, forward contracts and swap agreements. The Fund may engage in such derivatives transactions to gain exposure to, for example, certain securities, markets or asset classes, to hedge the Fund's positions in or exposure to securities, currencies or other instruments, to equitize cash positions in the Fund's portfolio, or to enhance the Fund's return, which is also known as speculation. The Fund may also invest in cash, money market instruments and other short-term obligations to achieve its investment objective.

The Fund may buy and sell securities frequently in seeking to achieve its objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Because an Underlying Fund's use of an investment strategy or investment in an asset class, security or other investment is subject to the same or similar risks as the Fund's use of such strategy or investment in such asset class, security or other investment, the term "the Fund" in the paragraphs below collectively refers to both the Fund and each Underlying Fund.

ALLOCATION RISK -- The Adviser's judgment about, and allocations among, funds, sub-advisers, asset classes and investment strategies may adversely affect the Fund's performance.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

DERIVATIVES RISK -- The Fund's use of futures contracts, options, forward contracts and swaps for all purposes, including speculative purposes, is subject to market risk, leverage risk, correlation risk and liquidity risk. In addition, the Fund's use of derivatives for hedging purposes is subject to hedging risk. Leverage risk, hedging risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

EQUITY MARKET RISK -- The risk that stock prices and prices of other equity securities will fall over short or extended periods of time.

EXCHANGE-TRADED FUNDS (ETFS) RISK -- The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

FOREIGN INVESTMENT/EMERGING MARKETS RISK -- The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

GEOGRAPHIC RISK -- The Fund's investments may be focused in particular countries or geographic regions and, therefore, the Fund will be more susceptible to adverse market, political, regulatory, and geographic events affecting those regions than a fund that does not focus its investments in a particular region.

GROWTH INVESTMENT STYLE RISK -- An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

HEDGING RISK -- The Fund may use derivative instruments for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. There can be no assurance that any hedging strategy will be effective or that there will be a hedge in place at any given time.

INVESTMENT COMPANY RISK -- When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund's share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

LEVERAGE RISK -- The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

MICRO-CAPITALIZATION COMPANY RISK -- Micro-capitalization companies may be newly-formed or in the early stages of development with limited product lines, markets or financial resources. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than small-, mid- and large-capitalization companies and such stocks may be more thinly-traded and thus difficult for the Fund to buy and sell in the market.

MULTI-MANAGER RISK -- The Adviser may be unable to identify and retain sub-advisers who achieve superior investment records relative to other similar investments or effectively allocate the Fund's assets among sub-advisers to enhance the return and reduce the volatility that would typically be expected of any one management style. While the Adviser monitors the investments of each sub-adviser and monitors the overall management of the Fund, each sub-adviser makes investment decisions for the assets it manages independently from one another. It is possible that the investment styles used by a sub-adviser in an asset class will not always be complementary to those used by others, which could adversely affect the performance of the Fund. A multi-manager fund may, under certain circumstances, incur trading costs that might not occur in a fund that is served by a single adviser.

NON-DIVERSIFIED RISK -- The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

PORTFOLIO TURNOVER RISK -- Due to its investment strategies, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

SECTOR FOCUS RISK -- Because the Fund's investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. The specific risks for each of the sectors in which the Fund may focus its investments include the additional risks described below:

o Financial Services. Companies in the financial services sector are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain.

o Information Technology. Companies in the information technology sector are subject to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

o Consumer Discretionary. Companies in the consumer discretionary sector are subject to the performance of the overall international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending.

SMALL AND MEDIUM CAPITALIZATION COMPANIES RISK -- The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

VALUE INVESTMENT STYLE RISK -- An investment in value stocks presents the risk that the stocks may never reach what the Adviser or a sub-adviser believes are their full market values, either because the market fails to recognize what the Adviser or a sub-adviser considers to be the companies' true business values or because the Adviser or sub-adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

VALUATION RISK -- The Fund may value certain securities at a price higher than the price at which they can be sold. This risk may be especially pronounced for investments that may be illiquid or may become illiquid.

UNDERLYING FUND RISK -- The Fund's performance is subject to the risks associated with the securities and other investments held by the underlying funds in which the Fund may invest. The ability of the Fund to achieve its investment objective may depend upon the ability of the underlying funds to achieve their investment objectives. When the Fund invests in an underlying fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying fund's expenses.

UNREGISTERED FUND RISK - Unlike the Fund, unregistered funds are not subject to the investor protections provided under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, (i) the relationship between the unregistered fund and its adviser will not be regulated by the 1940 Act; (ii) unregistered funds are not required to have a majority of disinterested directors; (iii) unregistered funds are not subject to the various custody and safekeeping provisions under the 1940 Act designed to protect fund assets; and (iv) unregistered funds are not subject to the various investment limitations under the 1940 Act.

WARRANTS RISK -- Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

PERFORMANCE INFORMATION

The Fund commenced operations on August 30, 2012 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.